                    Allmerica Investment Trust (the "Trust")
               (SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2002)

Information regarding the following persons has been deleted from all tables on pages 24 - 28 under the section "Management of the Trust" and in the table on page 31 under "Investment Management and Other Services": Kristin L. Bushard, John F. O'Brien and Richard M. Reilly. In addition, the following information has been added for Mark A. Hug and John P. Kavanaugh in the table "Interested Trustees, Officers" under "Management of the Trust" on page 25:

                                                  INTERESTED TRUSTEES, OFFICERS

                                                                                                      Number of
                                                                                                   Portfolios in
                                                                                                       Fund
                                                  Term of Office                                       Complex       Other
 Name, Address          Position(s) Held          and Length of    Principal Occupation(s)          Overseen by     Directorships
   and Age              with Trust (1)            Time Served      During Past 5 Years(1)             Trustee       Held by Trustee
   -------              --------------            -----------      ----------------------             -------       ---------------
Mark A. Hug (45)        Trustee, Member           Served since     President and CEO, First Allmerica    15          None
440 Lincoln Street      of the Investment           2003           Financial Life Insurance Company
Worcester, MA           Operations Committee                       ("First Allmerica") and Allmerica
                                                                   Financial Life Insurance and
                                                                   Annuity Company ("Allmerica
                                                                   Financial Life"); Senior Vice
                                                                   President, Equitable Life
                                                                   (product and marketing) to 1999.

John P. Kavanaugh (48)  Trustee. Chairman of      1 Year Term      President, Allmerica Asset            15          None
440 Lincoln Street      the Board and President.                   Management, Inc. ("AAM"); Vice
Worcester, MA           Chairman of the           Served Since     President, Director, Chief
                        Investment                   1995          Investment Officer, First
                        Operations Committee                       Allmerica and Allmerica
                                                                   Financial Life.


                               * * * * * * * * * *

The information under "Position(s) held with the Trust" for John P. Kavanaugh in the table on page 31 is changed to: Chairman of the Board, President.

Under the section "Investment Management and Other Services - Principal Underwriter" on page 40, the Distributor name "Allmerica Investments, Inc." is changed to "VeraVest Investments, Inc."

Dated:  January 16, 2003